Accounts Payable and Accrued Expenses	12 Months Ended
Dec. 31, 2025
Accounts Payable and Accrued Expenses [Abstract]
ACCOUNTS PAYABLE AND ACCRUED EXPENSES

Note 6. ACCOUNTS PAYABLE AND ACCRUED EXPENSES

The components of accounts payable and accrued expenses at December 31, are detailed as follows:

	December 31, 2025	December 31, 2024
Accounts Payable	$7,100,000	$5,580,000
Accrued Payroll	428,000	369,000
Accrued Bonuses	—	350,000
Accrued Expenses – other	375,000	716,000
Accounts Payable and accrued expenses	$7,903,000	$7,015,000